Earnings/(Loss) Per Share	12 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Earnings/(Loss) Per Share	Earnings/(loss) per share
Basic earnings/(loss) per share
Basic earnings/(loss) per share is calculated by dividing the net income attributable to shareholders by the weighted number of ordinary shares in issue during the year.

	2022	2021	2020
Ordinary shares in issue (000)	616 526	616 052	603 143
Adjustment for weighted number of ordinary shares in issue (000)	(121)	(5 582)	(61 306)
Weighted number of ordinary shares in issue (000)	616 405	610 470	541 837
Adjustment for weighted number of treasury shares (000)[1]	(3 950)	(6 184)	(6 501)
Basic weighted average number of ordinary shares in issue (000)	612 455	604 286	535 336

	SA Rand
	2022	2021	2020
Total net profit/(loss) attributable to shareholders (million)	(1 052)	5 087	(878)
Total basic earnings/(loss) per share (cents)	(172)	842	(164)
[1] These are the weighted number of treasury shares for the years presented. Refer to note 24 for the actual number of treasury shares that are in issue.
13    Earnings/(loss) per share continued
Diluted earnings/(loss) per share
For diluted earnings/(loss) per share, the weighted average number of ordinary shares in issue is adjusted to assume conversion of all potential dilutive ordinary shares as a result of share options granted to employees under the share option schemes in issue. A calculation is performed to determine the number of shares that could have been acquired at fair value, determined as the average annual market share price of the company's shares, based on the monetary value of the subscription rights attached to the outstanding share options. The number of shares calculated as above is compared with the number of shares that would have been issued assuming the exercise of the share options.

	2022	2021	2020
Weighted average number of ordinary shares in issue (000)	612 455	604 286	535 336
Potential ordinary shares (000)[1]	2 159	12 099	11 858
Weighted average number of ordinary shares for diluted earnings per share (000)[1]	614 614	616 385	547 194

	SA Rand
	2022	2021	2020
Total diluted earnings/(loss) per share (cents)[2]	(172)	825	(166)
[1]    Due to net loss attributable to the shareholders in 2022 and 2020, the inclusion of the share options as potential ordinary shares had an anti-dilutive effect on the loss, therefore the diluted loss per share was set at the basic loss per share for these years. The issue price and the exercise of share options issued to the employees include the fair value of any services to be supplied to the entity in the future under the share option or other share-based payment arrangements.
[2]    The dilution in 2020 is as a result of the potential reduction in earnings attributable to equity holders of the parent company as a result of the exercise of the Tswelopele Beneficiation Operation (TBO) option. TBO contributed a profit and therefore the reduction in earnings attributable to Harmony would increase the loss and loss per share. Following the vesting of the option in December 2019, there has been no further impact.
Dividends

Accounting policy
Dividends declared are recognised in the period in which they are approved by the board of directors. Dividends are payable in South African Rand.

Cash flows from dividends paid are classified under financing activities in the cash flow statement.

•The board declared an interim ordinary dividend of 40 SA cents for the year ended 30 June 2022 (2021:110 SA cents). R247 million was paid on 11 April 2022 (2021: R677 million was paid on 19 April 2021). A final dividend of 27 SA cents for the 2021 year was declared by the board, amounting to R167 million which was paid on 18 October 2021. No dividends were paid on ordinary shares by Harmony during 2020.
•The board declared a final ordinary dividend of 22 SA cents for the year ended 30 June 2022, paid on 17 October 2022.
•Harmony declares an annual preference share dividend to the Harmony Gold Community Trust (the Trust). The board declared a preference dividend of R9 million and was paid to the Trust on 11 August 2022 (2021 and 2020: R9 million on 10 August 2021 and 6 August 2020 respectively).
•During 2022, dividend payments of R16 million were made to the non-controlling interest holders in Tswelopele Beneficiation Operation (2021: R7 million) (2020: R3 million).

	SA Rand
	2022	2021	2020
Dividends declared (millions)	414	677	—
Dividend per share (cents)	67	110	—

Disclosure of Earnings/(Loss) Per Share

	2022	2021	2020
Weighted average number of ordinary shares in issue (000)	612 455	604 286	535 336
Potential ordinary shares (000)[1]	2 159	12 099	11 858
Weighted average number of ordinary shares for diluted earnings per share (000)[1]	614 614	616 385	547 194

	SA Rand
	2022	2021	2020
Total diluted earnings/(loss) per share (cents)[2]	(172)	825	(166)
[1]    Due to net loss attributable to the shareholders in 2022 and 2020, the inclusion of the share options as potential ordinary shares had an anti-dilutive effect on the loss, therefore the diluted loss per share was set at the basic loss per share for these years. The issue price and the exercise of share options issued to the employees include the fair value of any services to be supplied to the entity in the future under the share option or other share-based payment arrangements.
2 The dilution in 2020 is as a result of the potential reduction in earnings attributable to equity holders of the parent company as a result of the exercise of the Tswelopele Beneficiation Operation (TBO) option. TBO contributed a profit and therefore the reduction in earnings attributable to Harmony would increase the loss and loss per share. Following the vesting of the option in December 2019, there has been no further impact.